COMMON SHARES AND DIVIDENDS (Details Textual)		12 Months Ended								1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2012 Common Stock [Member] Lease Agreements [Member]	Dec. 31, 2012 Common Stock [Member] Accounts Payable [Member]	Dec. 31, 2010 Grandunion Inc. [Member]	Dec. 31, 2012 New Lead JMEG LLC [Member] Common Stock [Member]	Jan. 31, 2012 Lemissoler Maritime Company W.L.L. [Member] Common Stock [Member]	Jan. 31, 2011 Lemissoler Maritime Company W.L.L. [Member] Common Stock [Member]
Share-based compensation (in shares)		3,245,000	473,000
Issuance of common shares (in shares)		731,000	37,000	13,000					731,000	199,000	37,000
Stock Issued During Period Shares, Settlement Of Liabilities					264,939,000	109,839,000	10,328,000
Shares issued for business acquisition (in shares)				700,000				700,000
Debt Instrument, Interest Rate, Stated Percentage	4.50%				7.00%